Bingham McCutchen LLP
2020 K Street, N.W.
Washington, D.C. 20006

March 2, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Institutional Trust (filing relates to SMASh Series M Fund,
SMASh Series C Fund, and SMASh Series EC Fund (the “Funds”))
(File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

      On behalf of Legg Mason Partners Institutional Trust, a Maryland business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of Prospectus and the Statement of Additional Information relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 50 to the Trust’s registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 27, 2009, is the most recent amendment to the Trust's registration statement.

      Please call me at (202) 373-6185 with any comments or questions relating to the filing.

Sincerely,

/s/ Nancy Persechino

Nancy Persechino